Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
7.	PROPERTY AND EQUIPMENT

	Equipment not	Leasehold	Machinery and	Office
	ready for use	improvements	equipment	equipment	Total

Cost
Balance, January 1, 2015	$3,152	$-	$1,273,922	$56,406	$1,333,480
Additions	7,024	5,896	126,181	25,285	164,386
Reallocations	(10,176)	10,176	-	-	-

Balance, December 31, 2015	-	16,072	1,400,103	81,691	1,497,866
Additions (1) (Note 21)	602,830	667,342	8,498,051	244,860	10,013,083
Disposals (Note 21)	-	(16,072)	(64,747)	(11,734)	(92,553)
Reallocations	-	-	(98,522)	-	(98,522)

Balance, December 31, 2016	602,830	667,342	9,734,885	314,817	11,319,874
Additions	806,182	-	113,433	50,182	969,797
Reclassification	(874,371)	-	874,371	-	-
Effect of changes in foreign exchange rates	46,433	-	72,779	8,914	128,126

Balance, December 31, 2017	581,074	667,342	10,795,468	373,913	12,417,797

Accumulated Depreciation
Balance, January 1, 2015	-	-	265,008	9,612	274,620
Depreciation for the year	-	3,104	258,190	14,845	276,139

Balance, December 31, 2015	-	3,104	523,198	24,457	550,759
Depreciation for the year	-	83,189	1,320,050	45,286	1,448,525
Disposals	-	(3,104)	(34,940)	(5,576)	(43,620)

Balance, December 31, 2016	-	83,189	1,808,308	64,167	1,955,664
Depreciation for the year	-	133,499	1,857,474	192,990	2,183,963

Balance, December 31, 2017	-	216,688	3,665,782	257,157	4,139,627

Carrying Amounts
At December 31, 2015	$-	$12,968	$876,905	$57,234	$947,107

At December 31, 2015	$602,830	$584,153	$7,926,577	$250,650	$9,364,210

At December 31, 2017	$581,074	$450,654	$7,129,686	$116,756	$8,278,170

(1)
During
2016,
the Company (a) reduced its operations in Toronto and disposed of
$27,806
of its property and equipment for proceeds of
$2,195
and recorded a loss on the disposal of property and equipment of
$16,931.
The Company disposed of an additional
$64,747
of machinery and equipment at a loss of
$29,807
(b) added
$217,722
of new equipment, however, only
$119,200
was purchased during the year,
$98,522
was purchased in
2015
but was classified as a prepaid deposit as it was
not
placed in use at
December 31, 2015 (
c) through the acquisition of DenseLight and BB Photonics, the Company acquired
$8,706,029
of leaseholds improvements, machinery and office equipment (d) purchased an additional
$1,089,332
of machinery and office equipment at DenseLight,
$602,830
of which has
not
yet been placed into service.

(2)	$35,000 was reclassified to non-current assets held for sale and was sold in July 2016, while $63,522 was recorded as an impairment loss on the consolidated statements of operations and deficit.